Intangible Assets (Details) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 28, 2021	Apr. 30, 2024	Apr. 30, 2023	Jan. 31, 2024	Jan. 31, 2023
Intangible Assets [Line Items]
Issued shares (in Shares)				25,000
Warrants purchase (in Shares)				25,000
Exercise price per share (in Dollars per share)				$ 7.5
Interest expense					$ 33,334
Amortization expenses		$ 28,287	$ 28,287	$ 113,150	146,483
Rambam Med-Tech Ltd [Member]
Intangible Assets [Line Items]
IP license fee	$ 50,000
Minimum [Member]
Intangible Assets [Line Items]
Amortized period				3 years
Maximum [Member]
Intangible Assets [Line Items]
Amortized period				10 years
Termination expense [Member]
Intangible Assets [Line Items]
Termination expense					$ 174,025